CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 286,662	$ 436,507
Restricted cash	4,561	101
Investments	36,495	24,308
Accounts receivable, net	737,805	470,504
Inventories:
Raw materials	416,043	316,481
Finished goods	547,277	250,813
Total inventories	963,320	567,294
Refundable income taxes	4,806	5,836
Other current assets	39,827	33,812
TOTAL CURRENT ASSETS	2,073,476	1,538,362
DEFERRED INCOME TAXES	3,462	2,413
RESTRICTED INVESTMENTS	19,310	17,565
RIGHT OF USE ASSETS	96,703	77,245
OTHER ASSETS	31,876	20,298
GOODWILL	315,038	252,193
INDEFINITE-LIVED INTANGIBLE ASSETS	7,369	7,401
OTHER INTANGIBLE ASSETS, NET	109,017	72,252
PROPERTY, PLANT AND EQUIPMENT:
Land and improvements	163,289	128,301
Building and improvements	329,698	272,864
Machinery and equipment	632,864	525,542
Furniture and fixtures	24,063	21,110
Construction in progress	62,199	26,680
PROPERTY, PLANT AND EQUIPMENT, GROSS	1,212,113	974,497
Less accumulated depreciation and amortization	(623,093)	(557,335)
PROPERTY, PLANT AND EQUIPMENT, NET	589,020	417,162
TOTAL ASSETS	3,245,271	2,404,891
CURRENT LIABILITIES:
Cash overdraft	17,030
Accounts payable	319,125	211,518
Accrued liabilities:
Compensation and benefits	289,196	166,478
Other	84,853	69,104
Current portion of lease liability	23,155	16,549
Current portion of long-term debt	42,683	100
TOTAL CURRENT LIABILITIES	776,042	463,749
LONG-TERM DEBT	277,567	311,607
LEASE LIABILITY	76,632	61,509
DEFERRED INCOME TAXES	60,964	25,266
OTHER LIABILITIES	37,497	59,608
TOTAL LIABILITIES	1,228,702	921,739
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none
Common stock, $1 par value; shares authorized 80,000,000; issued and outstanding, 61,901,851 and 61,205,780	61,902	61,206
Additional paid-in capital	243,995	218,224
Retained earnings	1,678,121	1,182,680
Accumulated other comprehensive loss	(5,405)	(1,794)
Total controlling interest shareholders' equity	1,978,613	1,460,316
Noncontrolling interest	37,956	22,836
TOTAL SHAREHOLDERS' EQUITY	2,016,569	1,483,152
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,245,271	$ 2,404,891